BUSINESS COMBINATION (Acquisition of Huayong, Narrative) (Details) - USD ($) $ in Thousands			1 Months Ended		11 Months Ended	12 Months Ended
	Jan. 25, 2014	Dec. 31, 2013	Jun. 30, 2014	Jan. 25, 2014	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2013
Business Acquisition [Line Items]
Net revenues						$ 406,691	$ 332,324	$ 196,702
Net losses						$ 1,303	$ 76,738	1,856
Mobile application technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life						4 years 8 months 12 days
User base [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life						1 year 9 months 18 days
Huayong [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired	18.99%			18.99%					10.00%
Cash consideration	$ 249			$ 249					$ 2,060
Additional cash injection									$ 5
Percentage of equity interest acquired in cost method investee		29.01%
Cash consideration		$ 34,634						$ 34,634
Share consideration, fair value of shares				$ 40,808
Percentage of equity interest accumulated in aggregate	58.00%			58.00%
Equity interest remeasurement gain recognized						$ 308
Net revenues					$ 471
Net losses					$ 892
Equity interest held by non-controlling shareholders			10.00%
Cash consideration for acquiring non-controlling interest			$ 114
Huayong [Member] | Non-Controlling Interest [Member]
Business Acquisition [Line Items]
Control premium	25.00%
Huayong [Member] | Equity Method Investments [Member]
Business Acquisition [Line Items]
Assumed discount rate						28.00%
Long-term sustainable growth rate						3.00%
Huayong [Member] | Core technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount	$ 4,309
Identified intangible assets, estimated useful life	5 years
Huayong [Member] | Mobile application technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount	$ 721
Identified intangible assets, estimated useful life	1 year 6 months
Huayong [Member] | User base [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount	$ 1,343
Identified intangible assets, estimated useful life	1 year 6 months
Huayong [Member] | Partnership with cellphone manufacturers [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount	$ 6,423
Identified intangible assets, estimated useful life	4 years
Huayong [Member] | Common Shares [Member]
Business Acquisition [Line Items]
Share consideration, number of shares	12,930,378	3,039,449
Share consideration, fair value of shares	$ 40,808	$ 7,015
Share consideration for acquiring non-controlling interest, number of common shares			18,450,000
Share consideration for acquiring non-controlling interest, fair value of common shares			$ 28,155